Segment and Geographical Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of major customers [line items]
Revenues	$ 491,125	$ 522,701
One customer | Revenues
Disclosure of major customers [line items]
Revenue percentage	10.00%
Customers [member] | Revenues
Disclosure of major customers [line items]
Revenue percentage	10.00%
Revenues | One customer
Disclosure of major customers [line items]
Revenues	$ 52,916	109,743
Accounts Receivable And Other Receivables [Member] | One customer
Disclosure of major customers [line items]
Revenues		$ 10,777
Revenue percentage		11.70%